SUPPLEMENT DATED JULY 14, 2004

TO

PROSPECTUSES

FOR

MONY VARIABLE ACCOUNT A

MONY AMERICA VARIABLE ACCOUNT A

Individual Flexible Payment Variable Annuity Contract

Issued by

MONY Life Insurance Company

MONY Life Insurance Company of America

This supplement updates certain information contained in the current Prospectus and Statement of Additional Information and, to the extent inconsistent, it supersedes such information. Please read and keep this supplement with your current Prospectus and Statement of Additional Information for future reference.

On July 8, 2004, The MONY Group Inc. (“MONY Group”), the parent of MONY Life Insurance Company and the ultimate parent of MONY Life Insurance Company of America, has been acquired by AXA Financial, Inc. (“AXA Financial”) pursuant to an Agreement and Plan of Merger with AXA Financial and AIMA Acquisition Co.

On July 9, 2004, MONY Series Fund, Inc. and Enterprise Accumulation Trust has been reorganized under EQ Advisors Trust. Existing portfolio and subaccount names in your prospectus are renamed as shown in the table on the next page. Please note that all subaccounts listed may not be available under your contract or policy. All references to Enterprise Accumulation Trust and MONY Series Fund, Inc. are deemed to refer to EQ Advisors Trust. The investment adviser for the portfolios under EQ Advisors Trust is The Equitable Life Assurance Society of the United States. The portfolio sub-advisers remain the same.

1.	For all of the prospectuses, please note the following changes:

A.    Fund Operating Expenses

Due to the reorganization of MONY Series Fund, Inc. and Enterprise Accumulation Trust, the fees and expenses for some of the portfolios have either increased or decreased. More detail concerning each portfolio’s fees and expenses is contained in the EQ Advisors Trust prospectus. Please read the prospectus carefully before investing in any of the portfolios.

B.    Administrative Offices

The address for the Company’s Administrative Offices is changed to 1290 Avenue of the Americas, New York, NY 10104.

2.	For MONY Variable Annuity, MONY C Variable Annuity, MONY L Variable Annuity and The MONY Master issued through both MONY Variable Account A and MONY America Variable Account A, please note the following changes:

A.    Fee Tables

Under “Total Annual Fund Operating Expenses,” the percentage representing the minimum expenses that are deducted from portfolio company assets, including management fees, distribution and/or services (12b-1 fees), and other expenses is changed from 0.52% to 0.49%. This change is due to a reduction in the total annual fund operating expenses for the EQ/MONY Money Market Portfolio — Class IA.

In the “Example,” under those sections that assume the minimum fees and expenses of the Fund portfolios, the costs of investing in the Contract shown in the Example would be lower due to the reduction in the minimum portfolio expenses described above.

The tables below are designed to show the renaming of the portfolios and subaccounts effective July 9, 2004. Please note that all subaccounts listed may not be available under your contract. If you have any questions, please contact Policyholder Services at 1-800-487-6669.

OLD PORTFOLIO NAME	NEW PORTFOLIO NAME

Enterprise Accumulation Trust	EQ Advisors Trust – Class IB
Capital Appreciation Portfolio	EQ/Enterprise Capital Appreciation Portfolio
Deep Value Portfolio	EQ/Enterprise Deep Value Portfolio
Equity Portfolio	EQ/Enterprise Equity Portfolio
Equity Income Portfolio	EQ/Enterprise Equity Income Portfolio
Global Socially Responsive Portfolio	EQ/Enterprise Global Socially Responsive Portfolio
Growth Portfolio	EQ/Enterprise Growth Portfolio
Growth and Income Portfolio	EQ/Enterprise Growth and Income Portfolio
High-Yield Bond Portfolio	EQ/Enterprise High-Yield Bond Portfolio
International Growth Portfolio	EQ/Enterprise International Growth Portfolio
Managed Portfolio	EQ/Enterprise Managed Portfolio
Mergers and Acquisitions Portfolio	EQ/Enterprise Mergers and Acquisitions Portfolio
Multi-Cap Growth Portfolio	EQ/Enterprise Multi-Cap Growth Portfolio
Short Duration Bond Portfolio	EQ/Enterprise Short Duration Bond Portfolio
Small Company Growth Portfolio	EQ/Enterprise Small Company Growth Portfolio
Small Company Value Portfolio	EQ/Enterprise Small Company Value Portfolio
Total Return Portfolio	EQ/Enterprise Total Return Portfolio
MONY Series Fund, Inc.	EQ Advisors Trust – Class IA
Diversified Portfolio	EQ/MONY Diversified Portfolio
Equity Growth Portfolio	EQ/MONY Equity Growth Portfolio
Equity Income Portfolio	EQ/MONY Equity Income Portfolio
Government Securities Portfolio	EQ/MONY Government Securities Portfolio
Intermediate Term Bond Portfolio	EQ/MONY Intermediate Term Bond Portfolio
Long Term Bond Portfolio	EQ/MONY Long Term Bond Portfolio
Money Market Portfolio	EQ/MONY Money Market Portfolio

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Variable Account	Variable Account
Enterprise Capital Appreciation Subaccount	EQ/Enterprise Capital Appreciation Subaccount
Enterprise Deep Value Subaccount	EQ/Enterprise Deep Value Subaccount
Enterprise Equity Subaccount	EQ/Enterprise Equity Subaccount
Enterprise Equity Income Subaccount	EQ/Enterprise Equity Income Subaccount
Enterprise Global Socially Responsive Subaccount	EQ/Enterprise Global Socially Responsive Subaccount
Enterprise Growth Subaccount	EQ/Enterprise Growth Subaccount
Enterprise Growth and Income Subaccount	EQ/Enterprise Growth and Income Subaccount
Enterprise High-Yield Bond Subaccount	EQ/Enterprise High-Yield Bond Subaccount
Enterprise International Growth Subaccount	EQ/Enterprise International Growth Subaccount
Enterprise Managed Subaccount	EQ/Enterprise Managed Subaccount
Enterprise Mergers and Acquisitions Subaccount	EQ/Enterprise Mergers and Acquisitions Subaccount
Enterprise Multi-Cap Growth Subaccount	EQ/Enterprise Multi-Cap Growth Subaccount
Enterprise Short Duration Bond Subaccount	EQ/Enterprise Short Duration Bond Subaccount
Enterprise Small Company Growth Subaccount	EQ/Enterprise Small Company Growth Subaccount
Enterprise Small Company Value Subaccount	EQ/Enterprise Small Company Value Subaccount
Enterprise Total Return Portfolio	EQ/Enterprise Total Return Portfolio
MONY Diversified Subaccount	EQ/MONY Diversified Subaccount
MONY Equity Growth Subaccount	EQ/MONY Equity Growth Subaccount
MONY Equity Income Subaccount	EQ/MONY Equity Income Subaccount
MONY Government Securities Subaccount	EQ/MONY Government Securities Subaccount
MONY Intermediate Term Bond Subaccount	EQ/MONY Intermediate Term Bond Subaccount
MONY Long Term Bond Subaccount	EQ/MONY Long Term Bond Subaccount
MONY Money Market Subaccount	EQ/MONY Money Market Subaccount

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